Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 62,007	$ 56,307
Adjustment on currency translation	(1,935)	2,888
Adjustments to capitalised closure costs	518	946
Interest capitalised	358	340	$ 321
Additions	7,475	6,311
Depreciation for the year	(4,187)	(3,796)
Impairment charges	(269)	(863)
Disposals	(117)	(95)
Transfers and other movements	(57)	(31)
Property, plant and equipment at end of period	63,793	62,007	56,307
Non-current assets pledged as security	$ 14,911	$ 14,245
Average borrowing rate used for capitalisation of interest	3.40%	4.20%
Loans secured by non-current assets collateral	$ 4,403	$ 4,518
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	121,739
Property, plant and equipment at end of period	125,221	121,739
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(59,732)
Property, plant and equipment at end of period	(61,428)	(59,732)
Mining properties and leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	11,173	10,402
Adjustment on currency translation	(385)	457
Adjustments to capitalised closure costs	518	946
Interest capitalised	0	0
Additions	227	329
Depreciation for the year	(736)	(666)
Impairment charges	(2)	(327)
Disposals	(2)	(2)
Transfers and other movements	24	34
Property, plant and equipment at end of period	10,817	11,173	10,402
Non-current assets pledged as security	1,637	1,712
Mining properties and leases | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	25,052
Property, plant and equipment at end of period	25,114	25,052
Mining properties and leases | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(13,879)
Property, plant and equipment at end of period	(14,297)	(13,879)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	6,369	6,403
Adjustment on currency translation	(194)	307
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	70	45
Depreciation for the year	(390)	(354)
Impairment charges	(66)	(85)
Disposals	(18)	(13)
Transfers and other movements	224	66
Property, plant and equipment at end of period	5,995	6,369	6,403
Non-current assets pledged as security	457	494
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	12,178
Property, plant and equipment at end of period	12,031	12,178
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(5,809)
Property, plant and equipment at end of period	(6,036)	(5,809)
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	32,754	31,491
Adjustment on currency translation	(1,097)	1,758
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	1,841	726
Depreciation for the year	(3,061)	(2,776)
Impairment charges	(195)	(369)
Disposals	(90)	(64)
Transfers and other movements	3,301	1,988
Property, plant and equipment at end of period	33,453	32,754	31,491
Non-current assets pledged as security	$ 5,196	5,065
Plant and equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	3 years
Plant and equipment | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years
Plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 71,603
Property, plant and equipment at end of period	73,415	71,603
Plant and equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(38,849)
Property, plant and equipment at end of period	(39,962)	(38,849)
Capital works in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	11,711	8,011
Adjustment on currency translation	(259)	366
Adjustments to capitalised closure costs	0	0
Interest capitalised	358	340
Additions	5,337	5,211
Depreciation for the year	0	0
Impairment charges	(6)	(82)
Disposals	(7)	(16)
Transfers and other movements	(3,606)	(2,119)
Property, plant and equipment at end of period	13,528	11,711	8,011
Non-current assets pledged as security	7,621	6,974
Capital works in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	12,906
Property, plant and equipment at end of period	14,661	12,906
Capital works in progress | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,195)
Property, plant and equipment at end of period	(1,133)	(1,195)
Capitalised production phase stripping costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,432	2,398
Capitalisation of property, plant and equipment	319
Capitalisation offset by depreciation	282
Capitalised production phase stripping costs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,017	2,019
Capitalised production phase stripping costs | Investment in equity accounted units
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	415	379
Capitalised production phase stripping costs | Subsidiaries
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation for the year	$ (201)	$ (145)	$ (139)
Buildings | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	5 years
Buildings | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	50 years